TRADE AND OTHER PAYABLES	12 Months Ended
Jun. 30, 2018
TRADE AND OTHER PAYABLES [Abstract]
TRADE AND OTHER PAYABLES
9.	TRADE AND OTHER PAYABLES
	2018	2017
	US$	US$
Trade creditors	1,901,870	350,801
Accrued expenses	87,214	132,626
	1,989,084	483,427